Basis of professional accounting standar	12 Months Ended
Dec. 31, 2017
Basis Of Professional Accounting Standar
Basis of professional accounting standar
(2)	Basis of professional accounting standar

(a)	Statement of compliance

The Consolidated Financial Statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Consolidated Financial Statements of the Company were authorized for issue by the Board of Directors on April 27, 2018.

(b)	Basis of measurement

The Consolidated Financial Statements have been prepared on the basis of the historical cost model, with the exception of land and buildings, derivative financial instruments, financial investments available for sale and the loyalty program that have been measured at fair value. The carrying amounts of assets and liabilities recognized and designated as hedged items in fair value hedge relationships, which would otherwise have been accounted for at amortized cost, have been adjusted to record changes in fair values attributable to the risks that are covered in the respective effective hedging relationships..

(c)	Functional and presentation currency

These Consolidated Financial Statements are presented in US Dollars, which is the Company’s functional currency. All financial information presented has been rounded to the nearest thousands, except when otherwise indicated.

(d)	Use of estimates and judgments

The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The following are critical judgments used in applying accounting policies that may have the most significant effect on the amounts recognized in the Consolidated Financial Statements:

•	The Company has entered into operating lease contracts with respect to 55 aircraft. The Company has determined, based on the terms and conditions of the arrangements, that the significant risks and rewards of ownership of all these leased aircraft have not been transferred from the lessor, so it accounts for these lease contracts as operating leases.

•	The Company recognizes revenue from tickets that are expected to expire unused based on historical data and experience. Defining expected breakage requires management to make informed estimates about, among other things, the extent to which historical experience is an indication of the future customer behavior. Annually, or more frequently as the experience data suggests, management reassesses the historical data and makes required adjustments. In turn, the Company has incorporated a variable in the calculation of the estimate, which corresponds to the tariff segmentation, resulting in an additional income of $9.9 million for the year 2017.

•	The Company operates certain aircraft under a financing structure which involves the creation of structured entities that acquire aircraft with bank and third–party financing. This relates to 111 aircraft from the A319, A320, A321, A330, A330F, ATR72 and B787 families. The Company has determined, based on the terms and conditions of the arrangements, that the Company controls these special purpose entities (“SPE”) and therefore, SPEs are consolidated by the Company and these aircraft are shown in the Consolidated Statement of Financial Position as part of Property and Equipment with the corresponding debt shown as a liability.

The following assumptions and estimation uncertainties may have the most significant effect on the amounts recognized in the Consolidated Financial Statements within the next financial year:

•	The Company believes that the tax positions taken are reasonable. However, tax authorities by audits proceedings may challenge the positions taken resulting in additional liabilities for taxes and interest that may become payable in future years. Tax positions involve careful judgment on the part of management and are reviewed and adjusted to account for changes in circumstances, such as lapse of applicable statutes of limitations, conclusions of tax audits, additional exposures derived from new legal issues or court decisions on a particular tax matter. The Company establishes provisions, based on their estimation on feasibility of a negative decision derived from an audit proceeding by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and different interpretations of tax regulations by the taxable entity and the responsible tax authority. Actual results could differ from estimates.

•	Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies, and the enacted tax rates in the jurisdictions in which the entity operates.

•	The Company measures administrative land and buildings primarily in Bogota, Medellin, San Jose, and San Salvador at revalued amounts with changes in fair value being recognized in other comprehensive income. The Company engaged independent valuation specialists to determine the fair value of these assets as of December 31, 2017 and 2016. The valuation techniques used by these specialists require estimates about market conditions at the time of the report.

•	The Company assesses whether there are any indicators of impairment for all non–financial assets at each reporting date. Flight equipment, goodwill and indefinite–lived intangible assets are tested for impairment annually and at other times when such indicators exist. Impairment analysis requires the Company to estimate the value in use of the cash generating units to which goodwill is assigned.

•	The cost of defined benefit pension plans and other post–employment medical benefits and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long–term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

In determining the appropriate discount rate for pension plans in Colombia, management refers to market yields on Colombian Government bonds, since it is management’s judgment that there is no deep local market for high quality corporate bonds.

The mortality rate is based on publicly available mortality tables in Colombia. Future salary increases and pension increases are based on expected future inflation rates in Colombia.

•	As a result of the maturity of Loyalty business and given the information available on the history of Program and members behavior, in June 2017 the Company implemented a new methodology to estimate breakage.

In the previous methodology, the breakage was calculated based on historical redemption patterns from older months, based on the aggregate behavior of all members. The new methodology considers the behavior of the members based on a segmentation into statistically homogeneous groups of members to be able to project future behaviors , and therefore is considered to be more robust in predicting redemption rates by segment and breakage estimates of the Program. The change in estimate in accordance with accounting standards was treated prospectively from the date of the change in accordance with IAS 8. The accounting effect on net income for 2017 generated by the change in the estimate will be negative at $8.1 million.

•	Aircraft lease contracts establish certain conditions in which aircraft shall be returned to the lessor at the end of the contracts. To comply with return conditions, the Company incurs costs such as the payment to the lessor of a rate in accordance with the use of components through the term of the lease contract, payment of maintenance deposits to the lessor, or overhaul costs of components. In certain contracts, if the asset is returned in a better maintenance condition than the condition at which the asset was originally delivered, the Company is entitled to receive compensation from the lessor. The Company accrues a provision to comply with return conditions at the time the asset does not meet the return condition criteria based on the conditions of each lease contract. The recognition of return conditions require management to make estimates of the costs of return conditions and use inputs such as hours or cycles flown of major components, estimated hours or cycles at redelivery of major components, projected overhaul costs and overhaul dates of major components. At redelivery of aircraft, any difference between the provision recorded and actual costs is recognized in the result of the period